Summary of Significant Accounting Policies (Details) - Schedule of Balance of Deposits for Property and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance of Deposits for Property and Equipment [Abstract]
Opening balance	$ 2,594,881	$ 43,094,881
Ending balance	4,227,371	2,594,881
Reclassification to property and equipment	(66,051,642)	(59,810,389)
Addition of deposits for property and equipment	$ 67,684,132	$ 19,310,389